BUSINESS COMBINATION - Unaudited consolidated results of operations (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Net sales	$ 14,721	$ 17,767	$ 28,493	$ 35,577	$ 71,501	$ 58,359
Net loss attributable to common shareholders	(1,334)	(1,523)	(3,656)	(1,982)	(4,820)	(5,654)
Net loss per share - basic and diluted	$ (0.15)	$ (0.20)	$ (0.42)	$ (0.27)	$ (0.61)	$ (0.94)
Pro forma
Business Acquisition [Line Items]
Net sales		18,497		37,677	73,703	62,024
Net loss attributable to common shareholders		$ (2,325)		$ (3,866)	$ (6,887)	$ (8,441)
Net loss per share - basic and diluted		$ (0.27)		$ (0.46)	$ (0.87)	$ (1.21)